UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investors Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009

ITEM 1.    SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE
EQUITY TRUST
LEGG MASON PARTNERS VARIABLE
FUNDAMENTAL VALUE PORTFOLIO
FORM N-Q
MARCH 31, 2009

Legg Mason Partners Variable Fundamental Value Portfolio

Schedule of Investments (unaudited)	March 31, 2009

Shares	Security	Value

COMMON STOCKS — 94.5%
CONSUMER DISCRETIONARY — 9.4%
Hotels, Restaurants & Leisure — 0.5%
56,600	Carnival Corp.	$1,222,560
77,100	Marriott International Inc., Class A Shares	1,261,356

	Total Hotels, Restaurants & Leisure	2,483,916

Media — 4.1%
86,753	Time Warner Cable Inc.	2,151,480
345,617	Time Warner Inc.	6,670,402
660,370	Walt Disney Co.	11,992,319

	Total Media	20,814,201

Specialty Retail — 4.8%
433,770	Gap Inc.	5,634,672
638,470	Home Depot Inc.	15,042,353
180,370	Penske Automotive Group Inc.	1,682,852
199,370	Williams-Sonoma Inc.	2,009,650

	Total Specialty Retail	24,369,527

	TOTAL CONSUMER DISCRETIONARY	47,667,644

CONSUMER STAPLES — 6.8%
Food & Staples Retailing — 3.0%
10,971	FHC Delaware Inc. (a)(b)*	0
291,810	Wal-Mart Stores Inc.	15,203,301

	Total Food & Staples Retailing	15,203,301

Food Products — 3.8%
352,406	Kraft Foods Inc., Class A Shares	7,855,130
307,520	Unilever PLC (a)	5,819,762
293,327	Unilever PLC, ADR	5,552,680

	Total Food Products	19,227,572

	TOTAL CONSUMER STAPLES	34,430,873

ENERGY — 11.4%
Energy Equipment & Services — 5.9%
242,620	Baker Hughes Inc.	6,926,801
414,550	Halliburton Co.	6,413,088
217,000	Schlumberger Ltd.	8,814,540
53,470	Transocean Ltd.*	3,146,175
411,450	Weatherford International Ltd.*	4,554,752

	Total Energy Equipment & Services	29,855,356

Oil, Gas & Consumable Fuels — 5.5%
227,020	Anadarko Petroleum Corp.	8,828,808
87,650	Chevron Corp.	5,893,586
59,750	ConocoPhillips	2,339,810
67,670	Devon Energy Corp.	3,024,172
97,410	Exxon Mobil Corp.	6,633,621
29,010	Murphy Oil Corp.	1,298,778

	Total Oil, Gas & Consumable Fuels	28,018,775

	TOTAL ENERGY	57,874,131

FINANCIALS — 15.9%
Capital Markets — 4.3%
193,860	Franklin Resources Inc.	10,443,238
52,200	GAMCO Investors Inc., Series A	1,704,330
310,930	State Street Corp.	9,570,426
779	Teton Advisors Inc. (a)(b)*	0

	Total Capital Markets	21,717,994

See Notes to Schedule of Investments.

Legg Mason Partners Variable Fundamental Value Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

Commercial Banks — 1.3%
258,870	Comerica Inc.	$4,739,910
137,440	East-West Bancorp Inc.	628,101
365,470	Synovus Financial Corp.	1,187,777

	Total Commercial Banks	6,555,788

Diversified Financial Services — 4.7%
1,300,580	Bank of America Corp.	8,869,956
573,176	JPMorgan Chase & Co.	15,235,018

	Total Diversified Financial Services	24,104,974

Insurance — 5.4%
131,500	Allied World Assurance Holdings Ltd.	5,000,945
402,730	Chubb Corp.	17,043,533
302,795	CNA Surety Corp.*	5,583,540

	Total Insurance	27,628,018

Real Estate Investment Trusts (REITs) — 0.2%
156,480	LaSalle Hotel Properties	913,843

	TOTAL FINANCIALS	80,920,617

HEALTH CARE — 10.7%
Health Care Providers & Services — 1.2%
175,220	McKesson Corp.	6,139,709

Life Sciences Tools & Services — 0.4%
478,329	Enzo Biochem Inc.*	1,922,882

Pharmaceuticals — 9.1%
286,610	Abbott Laboratories	13,671,297
248,640	Johnson & Johnson	13,078,464
252,190	Merck & Co. Inc.	6,746,083
344,770	Novartis AG, ADR	13,042,649

	Total Pharmaceuticals	46,538,493

	TOTAL HEALTH CARE	54,601,084

INDUSTRIALS — 12.5%
Aerospace & Defense — 2.9%
153,140	Boeing Co.	5,448,721
282,570	Honeywell International Inc.	7,872,400
32,960	Northrop Grumman Corp.	1,438,375

	Total Aerospace & Defense	14,759,496

Air Freight & Logistics — 2.3%
241,340	United Parcel Service Inc., Class B Shares	11,878,755

Building Products — 0.3%
85,710	Simpson Manufacturing Co. Inc.	1,544,494

Construction & Engineering — 1.5%
127,050	Fluor Corp.	4,389,578
60,870	Jacobs Engineering Group Inc.*	2,353,234
83,550	Perini Corp.*	1,027,665

	Total Construction & Engineering	7,770,477

Electrical Equipment — 0.4%
77,430	Emerson Electric Co.	2,212,949

Industrial Conglomerates — 3.0%
552,730	General Electric Co.	5,588,100
722,970	McDermott International Inc.*	9,680,568

	Total Industrial Conglomerates	15,268,668

Machinery — 1.8%
196,380	Dover Corp.	5,180,505
See Notes to Schedule of Investments.

Legg Mason Partners Variable Fundamental Value Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

Machinery — 1.8% (continued)
149,040	PACCAR Inc.	$3,839,270

	Total Machinery	9,019,775

Professional Services — 0.3%
74,340	Robert Half International Inc.	1,325,482

	TOTAL INDUSTRIALS	63,780,096

INFORMATION TECHNOLOGY — 21.8%
Communications Equipment — 3.3%
834,960	Cisco Systems Inc.*	14,002,279
369,050	Telefonaktiebolaget LM Ericsson, ADR	2,985,615

	Total Communications Equipment	16,987,894

Computers & Peripherals — 2.3%
119,920	International Business Machines Corp.	11,619,049

Internet Software & Services — 1.3%
535,580	eBay Inc.*	6,726,885

Semiconductors & Semiconductor Equipment — 11.4%
1,433,790	Applied Materials Inc.	15,413,242
474,850	Novellus Systems Inc.*	7,896,755
45,600	Samsung Electronics Co., Ltd., GDR (c)	9,313,800
1,242,707	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,122,228
776,580	Texas Instruments Inc.	12,821,336
53,309	Varian Semiconductor Equipment Associates Inc.*	1,154,673
74,601	Verigy Ltd.*	615,458

	Total Semiconductors & Semiconductor Equipment	58,337,492

Software — 3.5%
129,970	Citrix Systems Inc.*	2,942,521
657,730	Lawson Software Inc.*	2,795,352
646,580	Microsoft Corp.	11,877,675

	Total Software	17,615,548

	TOTAL INFORMATION TECHNOLOGY	111,286,868

MATERIALS — 3.7%
Chemicals — 0.2%
55,030	E.I. du Pont de Nemours & Co.	1,228,820

Metals & Mining — 2.5%
279,160	Barrick Gold Corp.	9,050,367
28,200	BHP Billiton Ltd., ADR	1,257,720
65,760	Nucor Corp.	2,510,059

	Total Metals & Mining	12,818,146

Paper & Forest Products — 1.0%
174,930	Weyerhaeuser Co.	4,822,820

	TOTAL MATERIALS	18,869,786

TELECOMMUNICATION SERVICES — 2.3%
Wireless Telecommunication Services — 2.3%
688,552	Vodafone Group PLC, ADR	11,994,576

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $626,508,336)	$481,425,675

See Notes to Schedule of Investments.

Legg Mason Partners Variable Fundamental Value Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount	Security	Value

SHORT-TERM INVESTMENT — 5.5%
Repurchase Agreement — 5.5%
$27,706,000	Interest in $536,223,000 joint tri-party repurchase agreement dated 3/31/09 with Greenwich Capital Markets Inc., 0.200% due 4/1/09; Proceeds at maturity — $27,706,154; (Fully collateralized by various U.S. government obligations, 3.200% to 7.125% due 11/3/09 to 11/17/17; Market value — $28,260,200) (Cost — $27,706,000)	$27,706,000

	TOTAL INVESTMENTS — 100.0% (Cost — $654,214,336#)	509,131,675
	Other Assets in Excess of Liabilities — 0.0%	169,141

	TOTAL NET ASSETS — 100.0%	$509,300,816

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Fundamental Value Portfolio (the “Portfolio”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Effective January 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

SIGNIFICANT
			OTHER SIGNIFICANT	UNOBSERVABLE
		QUOTED PRICES	OBSERVABLE INPUTS	INPUTS
	MARCH 31, 2009	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Investments in securities	$509,131,675	$475,605,913	$33,525,762	—

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Notes to Schedule of Investments (unaudited)(Continued)
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$26,216,122
Gross unrealized depreciation	(171,298,783)

Net unrealized depreciation	$(145,082,661)

Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.
As of March 31, 2009, the Portfolio did not hold any derivative instruments.
3. Recent Accounting Pronouncement
In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.   EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By /s/ R. Jay Gerken R. Jay Gerken
Chief Executive Officer
Date: May 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken R. Jay Gerken
Chief Executive Officer
Date: May 28, 2009

By: /s/ Kaprel Ozsolak Kaprel Ozsolak
Chief Financial Officer
Date: May 28, 2009